OTHER OPERATING INCOME/(EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Tax expenses	R$ (6,874,960)	R$ (7,343,849)	R$ (7,565,683)
Legal provision	(5,953,971)	(6,351,410)	(2,961,314)
Income from sales of non-current assets, investments, and property and equipment, net	191,948	193,968	662,967
Card marketing expenses	(4,240,502)	(3,544,693)	(3,478,163)
Other	(1,215,611)	121,428	(4,122,991)
Total	R$ (18,093,096)	R$ (16,924,556)	R$ (17,465,184)